Supplier Financing Arrangements (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Amounts available for financing reported within trade payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	£ 115	£ 180
Amounts available for financing reported within trade payables | Leaf payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	0	90
Amounts available for financing reported within trade payables | Other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	115	90
Amounts accepted by financial institutions for early financing
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	100	179
Amounts accepted by financial institutions for early financing | Leaf payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	0	90
Amounts accepted by financial institutions for early financing | Other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	100	89
Amounts for which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	80	157
Amounts for which suppliers have received payment | Leaf payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	0	84
Amounts for which suppliers have received payment | Other payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables	£ 80	£ 73